Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Trade Accounts Receivable Abstract
Schedule of allowance for doubtful accounts

	Balance as of January 1, 2019	Additions / (Reversals)	Reversal of write offs	Balance as of December 31, 2019	Additions / (Reversals)	Reversal of write offs	Reclassi- fication (a)	Balance as of December 31, 2020	Additions / (Reversals)	Reversal of write offs	Reclassi- fication (a)	Balance as of December 31, 2021
Customers
Residential	21,722	71,794	(51,692)	41,824	65,937	(60,365)	-	47,396	117,928	(115,056)	-	50,268
Industrial	87,197	33,772	(23,015)	97,954	22,487	(31,575)	-	88,866	20,413	(66,848)	-	42,431
Commercial	69,717	27,866	(26,658)	70,925	29,092	(31,294)	-	68,723	35,628	(46,057)	-	58,294
Rural	3,810	1,499	(1,920)	3,389	4,788	(4,240)	-	3,937	6,407	(7,384)	-	2,960
Public Entities	4,874	435	(419)	4,890	9	(1,815)	-	3,084	184	(2,887)	-	381
Public lighting	120	(117)	-	3	20	(15)	-	8	11	(8)	-	11
Public service	199	145	(79)	265	124	(246)	-	143	(16)	(154)	-	(27)
Unbilled	1,502	(322)	-	1,180	409	-	-	1,589	885	-	-	2,474
Adjustment to present value	(2,883)	1,442	-	(1,441)	791	-	-	(650)	(854)	-	-	(1,504)
	186,258	136,514	(103,783)	218,989	123,657	(129,550)	-	213,096	180,586	(238,394)	-	155,288
Concessionaires, Permission holder and Trading Companies
CCEE (7.2)	119,665	-	-	119,665	-	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	9,474	11,608	(657)	20,425	392	(284)	-	20,533	1,224	(1,994)	-	19,763
	129,139	11,608	(657)	140,090	392	(284)	-	140,198	1,224	(1,994)	-	139,428
Telecommunications	3,879	13,292	(12,022)	5,149	3,609	(6,260)	(2,498)	-	3,042	(3,153)	111	-
Gas distribution	12,112	1,063	(647)	12,528	238	(509)	-	12,257	(2,611)	239	-	9,885
	331,388	162,477	(117,109)	376,756	127,896	(136,603)	(2,498)	365,551	182,241	(243,302)	111	304,601
(a) Reclassification to Assets classified as held for sale (Note 41).